RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions related companies

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(3,645)	(3,645)
Codere Newco S.A.U.	Parent of the Group	-	(9,504)	(9,423)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,520)	(1,520)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(162)	(162)
Other retail companies	Subsidiary of Codere Group	-	(857)	(857)
Mexico retail companies	Subsidiary of Codere Group	-	(3,456)	(3,456)
Retail Latam	Subsidiary of Codere Group	-	(3,365)	(3,365)

Balance at 12/31/2022

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	3	8	1,779
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	-
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	109	-	369
Other retail companies	Subsidiary of Codere Group	-	-	306	788
Other latam retail companies	Subsidiary of Codere Group	-	1,034	3,187	1,497
CCOL	Subsidiary of Codere Group	-	2,832	68	1,953
ACOR/HIPA	Subsidiary of Codere Group	-	331	674	111
Total		-	4,309	4,243	6,497

2021

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	-	(4,847)	(4,847)
Codere Newco S.A.U.	Parent of the Group	(81)	(7,418)	(7,499)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(848)	(848)
Codere Italia S.P.A.	Subsidiary of Codere Group	(29)	-	(29)
Other retail companies	Subsidiary of Codere Group	-	(2,084)	(2,084)

Balance at 12/31/2021

Related Companies	Relation to the Group	Current financial assets (Note 7)	Trade receivables (Note 8)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Newco S.A.U.	Parent of the Group	-	937	-	1,165
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	-	-	468
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	-	-	749
King Bingo S.R.L.	Subsidiary of Codere Group	-	1	-	3
OBIN	Subsidiary of Codere Group	26	(18)	-	-
CTEC	Subsidiary of Codere Group	50	-	-	-
CITATI	Subsidiary of Codere Group	-	(7)	-	-
Other retail companies	Subsidiary of Codere Group	-	-	1,776	520
Other Latam retail companies	Subsidiary of Codere Group	-	2,405	1,143	824
Total		76	3,318	2,919	3,729

2020

Related Companies	Relation to the Group	Finance costs and exchange differences	Operating expenses	Total Costs
Codere España S.A.	Subsidiary of Codere Group	(281)	-	(281)
Codere Newco S.A.U.	Parent of the Group	(12)	(3,220)	(3,232)
Codere Apuestas España S.L.	Subsidiary of Codere Group	-	(7,066)	(7,066)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	-	(1,287)	(1,287)
Codere Operadora de Apuestas S.L.	Subsidiary of Codere Group	-	(919)	(919)
Codere Apuestas S.A.U.	Subsidiary of Codere Group	-	(79)	(79)
Codere Italia S.P.A.	Subsidiary of Codere Group	(101)	(918)	(1,019)
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	(4,164)	(4,164)
Other retail companies	Subsidiary of Codere Group	-	(534)	(534)

Balance at 12/31/2020

Related Companies	Relation to the Group	Trade receivables (Note 8)	Non-current borrowings (Note 10)	Current borrowings (Note 10)	Trade payables and other current liabilities (Note 11)
Codere Apuestas Galicia S.L.	Subsidiary of Codere Group	463	-	-	-
Codere Italia S.P.A.	Subsidiary of Codere Group	435	-	1,339	101
King Bingo S.R.L.	Subsidiary of Codere Group	2	-	-	-
Codere España S.A.	Subsidiary of Codere Group	-	21,191	6,644	281
Codere Newco S.A.U.	Subsidiary of Codere Group	-	250	9,048	152
Administradora Mexicana del Hipódromo	Subsidiary of Codere Group	-	-	-	-
Other retail companies	Subsidiary of Codere Group	36	-	746	945
Other Latam retail companies	Subsidiary of Codere Group	-	-	-	-
Total		936	21,441	17,777	1,479